STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 245,600	$ 708,829
Loss from operations	(245,600)	(708,829)
Other income (expense)
Change in fair value of derivative warrant liabilities	9,480,870	(1,854,400)
Financing costs – derivative warrant liabilities		(735,490)
Gain on marketable securities (net), and dividends held in Trust Account	3,693	4,454
Total other income (expense)	9,484,563	(2,585,436)
Net income (loss)	9,238,963	$ (3,294,265)
Redeemable Class A Ordinary Shares
Other income (expense)
Weighted average ordinary shares outstanding of basic and diluted		21,719,426
Basic and diluted net loss per share, ordinary shares		$ 0
Non-Redeemable Class A and Class B Ordinary Shares
Other income (expense)
Weighted average ordinary shares outstanding of basic and diluted		8,310,766
Basic and diluted net loss per share, ordinary shares		$ (0.40)
Shares Subject to Redemption
Other income (expense)
Net income (loss)	$ 3,321	$ 3,841
Weighted average ordinary shares outstanding of basic and diluted	21,568,664	21,719,426
Basic and diluted net loss per share, ordinary shares	$ 0.00	$ 0.00
Non-Redeemable Ordinary Shares
Other income (expense)
Net income (loss)	$ 9,238,963	$ (3,294,265)
Weighted average ordinary shares outstanding of basic and diluted	9,681,336	8,310,766
Basic and diluted net loss per share, ordinary shares	$ 0.95	$ (0.40)